Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other receivables [abstract]
Schedule of trade and other receivables

	06.30.19	06.30.18
Trade, leases and services receivable	29,942	26,352
Less: allowance for doubtful accounts	(1,893)	(1,302)
Total trade receivables	28,049	25,050
Prepaid expenses	5,921	7,494
Guarantee deposits	2	255
Tax credits	1,142	1,263
Borrowings granted, deposits, and other balances	2,933	5,058
Others	4,061	1,859
Total other receivables	14,059	15,929
Total trade and other receivables	42,108	40,979

Non-current	15,204	14,202
Current	26,904	26,777
Total	42,108	40,979

Schedule of allowance for doubtful accounts

	06.30.19	06.30.18
Beginning of the year	1,302	618
Adjustment of previous years (IFRS 9)	136	-
Recoveries (i)	(65)	(59)
Used during the year	(330)	(470)
Additions (i)	564	555
Currency translation adjustment	453	897
Deconsolidation	-	(227)
Inflation adjustment	(167)	(12)
End of the year	1,893	1,302

(i)	The creation and release of the provision for impaired receivables have been included in "Selling expenses" in the Statements of Income (Note.26).

Schedule of an aging analysis of past due unimpaired and impaired receivables

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	64	-	13	1,092	22	1,191	4.0%
Shopping leases and services	241	10	10	545	15	821	2.7%
Office leases and services	294	87	123	1,930	330	2,764	9.2%
Hotel leases and services	-	-	-	103	-	103	0.3%
Consumer financing	-	-	-	-	16	16	0.1%
Disposal of communication equipment	-	-	-	9,959	143	10,102	33.7%
Disposal of properties	60	10	10	4,816	18	4,914	16.4%
Telecommunication services	1,122	-	346	7,214	1,349	10,031	33.5%
Total as of 06.30.19	1,781	107	502	25,659	1,893	29,942	100%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Agricultural products	254	14	28	20	50	366	1.4%
Office leases and services	436	65	143	1,702	311	2,657	10.1%
Hotel leases and services	26	-	-	-	-	26	0.1%
Consumer financing	-	-	-	-	25	25	0.1%
Hotel operations	-	-	-	104	2	106	0.4%
Disposal of properties	15	2	39	1,531	-	1,587	6.0%
Telecommunication services	-	-	-	11,047	135	11,182	42.4%
Tourism activities	1,190	-	369	8,065	779	10,403	39.5%
Total as of 06.30.18	1,921	81	579	22,469	1,302	26,352	100%